Income Tax Expense - Schedule of Components of the Deferred Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit losses	¥ 543,694,787	¥ 379,327,404
Debt securities	56,749,148	2,103,374
Guarantee liabilities	110,745,738	87,819,352
Net operating loss carry-forwards	18,135,138	12,183,421
Lease liabilities	3,059,073	5,347,435
Receivables from sales of loans	735,971	1,495,934
Other deferred tax assets		252,144
Total deferred tax assets	733,655,257	488,529,064
Valuation allowance	(18,135,138)	(12,183,421)	¥ (10,041,747)	¥ (9,116,290)
Deferred tax assets, net of valuation allowance	714,984,717	476,345,643
Net deferred tax assets	318,345,730	131,112,019
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments
Right-of-use assets	(2,940,108)	(6,262,498)
Intercompany receivables	(41,453,522)	(41,453,522)
Guarantee assets	(411,210,627)	(311,497,133)
Undistributed earnings from structured funds	(21,029,446)	(58,699,859)
Total deferred tax liabilities	(477,376,203)	(418,655,512)
Net deferred tax liabilities	¥ (80,737,217)	¥ (73,421,888)